Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees
Upstream | E&P GUA OFF
Total		$ 420
Upstream | E&P GUA OFF 10
Total		110
Upstream | LLA-121
Total		160
Upstream | VMM 14-1
Total		110
Upstream | VMM-65
Total		140
Upstream | Cano Sur
Total		2,130
Upstream | Casabe
Total			$ 160
Upstream | Cupiagua
Total			400
Upstream | Cusiana
Total			550
Upstream | Florena
Total			120
Upstream | Santiago
Total			190
Upstream | Tauramena
Total			150
Hocol S.A. | Santiago
Total		2,750
Hocol S.A. | Hocol
Total			120
Hocol S.A. | Espinal
Total		140	120
Hocol S.A. | Ortega
Total		1,240
Hocol S.A. | Toldado
Total		1,090
Hocol S.A. | Totare
Total		650
Hocol S.A. | Toy
Total		360
Hocol S.A. | Rio Saldana
Total		3,420
Hocol S.A. | Matachin Norte
Total		4,210
Hocol S.A. | Matachin Sur
Total		690
Hocol S.A. | La Canada
Total		800
Hocol S.A. | La Hocha
Total		810
Hocol S.A. | Cicuco
Total		1,710
Hocol S.A. | Pintado
Total		1,450
Hocol S.A. | Arjona
Total		280
Hocol S.A. | Guajira
Total		15,930
Hocol S.A. | Saman
Total		3,950
Hocol S.A. | SSJN1
Total		2,600
Hocol S.A. | VIM8
Total		1,130
Transition Energies | Cupiagua
Total		19,030
Transition Energies | Cusiana
Total		38,630
Transition Energies | Florena
Total		1,040
Transition Energies | BONANZA
Total		150
Transition Energies | CAIPAL
Total		470
Transition Energies | CHICHIMENE
Total		490
Transition Energies | CUPIAGUA LIRIA
Total		18,750
Transition Energies | CUPIAGUA SUR
Total		40,820
Transition Energies | CUSIANA NORTE
Total		24,640
Transition Energies | DINA CRETACEOS
Total		160
Transition Energies | DINA TERCIARIOS
Total		420
Transition Energies | GIBRALTAR
Total		4,030
Transition Energies | INFANTAS
Total		100
Transition Energies | LA CIRA
Total		310
Transition Energies | LISAMA
Total		570
Transition Energies | LLANITO UNIFICADO
Total		310
Transition Energies | MORICHE
Total		120
Transition Energies | NUTRIA
Total		780
Transition Energies | ORITO
Total		330
Transition Energies | PALAGUA
Total		860
Transition Energies | PALERMO - SANTA CLARA UNIFICADO
Total		130
Transition Energies | PAUTO SUR
Total		40,680
Transition Energies | PENAS BLANCAS
Total		150
Transition Energies | PROVINCIA
Total		2,540
Transition Energies | RECETOR WEST
Total		350
Transition Energies | SAN ROQUE
Total		130
Transition Energies | SURIA
Total		120
Transition Energies | TELLO
Total		330
Transition Energies | TENAY
Total		230
Transition Energies | TESORO
Total		260
Transition Energies | TISQUIRAMA
Total		120
Transition Energies | UNIFICADO PALOGRANDE
Total		140
Transition Energies | YARIGUI-CANTAGALLO
Total		230
Transition Energies | Ballena
Total		2,680
Transition Energies | Cano Limon
Total		250
Transition Energies | Oripaya
Total		540
Transition Energies | Payoa
Total		930
Transition Energies | Salina
Total		100
Transition Energies | Andina
Total		160
Transition Energies | Chuchupa
Total		14,290
Transition Energies | Corazon
Total		110
Cenit Transporte y Logstica de Hidrocarburos S.A.S. Transporte y Logstica de Hidrocarburos S.A.S
Total	$ 325,760		1,660
Ecopetrol | Morro - Araguaney
Total	110
OCENSA
Total	475,940		$ 3,420
ODC
Total	50,760
ODLSA
Total	$ 106,860
VCM | Casabe
Total		22,200
VCM | Cupiagua
Total		24,280
VCM | Cusiana
Total		6,550
VCM | Florena
Total		8,270
VCM | ABARCO
Total		6,870
VCM | ABANICO
Total		350
VCM | ACAE SAN MIGUEL
Total		2,150
VCM | AKACIAS
Total		84,380
VCM | ALQAMARI
Total		760
VCM | APIAY
Total		3,450
VCM | APIAY ESTE
Total		1,500
VCM | AREA TECA-COCORNA
Total		5,030
VCM | ARRAYAN
Total		480
VCM | AULLADOR
Total		690
VCM | AUSTRAL
Total		290
VCM | BALCON
Total		4,600
VCM | BONANZA
Total		3,430
VCM | BRISAS
Total		730
VCM | CAIPAL
Total		2,430
VCM | CANO SUR ESTE
Total		84,850
VCM | CARIBE
Total		3,170
VCM | CASABE SUR
Total		3,850
VCM | CASTILLA
Total		106,870
VCM | CASTILLA ESTE
Total		360
VCM | CASTILLA NORTE
Total		65,880
VCM | CHICHIMENE
Total		57,360
VCM | CHICHIMENE SW
Total		26,710
VCM | CRISTALINA
Total		740
VCM | CUPIAGUA SUR
Total		2,280
VCM | DINA CRETACEOS
Total		1,720
VCM | DINA NORTE
Total		530
VCM | DINA TERCIARIOS
Total		16,000
VCM | FLAMENCOS
Total		1,470
VCM | GARZAS
Total		1,690
VCM | GAVAN
Total		2,000
VCM | GIBRALTAR
Total		1,500
VCM | GIGANTE
Total		480
VCM | GIRASOL
Total		6,830
VCM | GUATIQUIA
Total		1,690
VCM | HORMIGA
Total		110
VCM | INFANTAS
Total		16,460
VCM | JAZMIN
Total		18,090
VCM | LA CIRA
Total		52,430
VCM | LA JAGUA
Total		710
VCM | LIBERTAD
Total		270
VCM | LIBERTAD NORTE
Total		430
VCM | LISAMA
Total		3,340
VCM | LLANITO
Total		15,070
VCM | LOMA LARGA
Total		570
VCM | Lorito
Total		2,080
VCM | LORO
Total		1,220
VCM | MANSOYA
Total		830
VCM | MORICHE
Total		22,430
VCM | NARE SUR
Total		1,420
VCM | NUTRIA
Total		3,690
VCM | ORITO
Total		8,110
VCM | PACHAQUIARO
Total		740
VCM | PALAGUA
Total		17,850
VCM | PALOGRANDE
Total		7,780
VCM | PAUTO SUR
Total		47,400
VCM | PENAS BLANCAS
Total		3,460
VCM | POMPEYA
Total		220
VCM | PROVINCIA
Total		9,000
VCM | QURIYANA
Total		1,020
VCM | RECETOR WEST
Total		430
VCM | RIO CEIBAS
Total		4,390
VCM | RUBIALES
Total		266,690
VCM | SAN ANTONIO
Total		450
VCM | SAN FRANCISCO
Total		20,990
VCM | SAN ROQUE
Total		2,550
VCM | SANTA CLARA,
Total		3,310
VCM | SARDINATA
Total		690
VCM | SAURIO
Total		340
VCM | SUCIO
Total		400
VCM | SUCUMBIOS
Total		670
VCM | SURIA
Total		4,740
VCM | SURIA SUR
Total		1,110
VCM | TELLO
Total		43,660
VCM | TEMPRANILLO
Total		620
VCM | TENAY
Total		490
VCM | TESORO
Total		930
VCM | TIBU
Total		4,190
VCM | TINAMU
Total		2,710
VCM | TISQUIRAMA
Total		3,650
VCM | UNDERRIVER
Total		4,880
VCM | YAGUARA
Total		8,490
VCM | YARIGUI-CANTAGALLO
Total		$ 29,950